Note 6 - Property and Equipment	3 Months Ended
Mar. 31, 2021
Statement Line Items [Line Items]
Disclosure of property, plant and equipment [text block]
6.	PROPERTY AND EQUIPMENT

	Computer and Office Equipment	Leasehold Improvements	Total
Cost, January 1, 2020	$84,828	$33,180	$118,008
Effect of foreign exchange	1,083	-	1,083
Cost, March 31, 2020	$85,911	$33,180	$119,091
Additions	2,319	-	2,319
Effect of foreign exchange	(1,278)	-	(1,278)
Cost, December 31, 2020	$86,952	$33,180	$120,132
Additions	1,022	-	-
Disposal	(33,384)	-	-
Effect of foreign exchange	(173)	-	-
Cost, March 31, 2021	$54,417	$33,180	$117,236

Accumulated depreciation, January 1, 2020	$59,567	$23,226	$82,793
Charge for the period	1,322	2,133	3,455
Effect of foreign exchange	1,037	-	1,037
Accumulated depreciation, March 31, 2020	$61,926	$25,359	$87,285
Charge for the period	3,992	6,399	10,391
Effect of foreign exchange	(1,229)	-	(1,229)
Accumulated depreciation, December 31, 2020	$64,689	$31,758	$96,447
Charge for the period	1,083	1,422	2,505
Disposal	(30,134)	-	(30,524)
Effect of foreign exchange	(169)	-	221
Accumulated depreciation, March 31, 2021	$35,469	$33,180	$68,649
Net book value, January 1, 2020	$25,261	$9,954	$35,215
Net book value, March 31, 2020	$23,985	$7,821	$31,806
Net book value, December 31, 2020	$22,263	$1,422	$23,685
Net book value, March 31, 2021	$18,948	$-	$18,949